Accounting Policies - Summary of Classification and Measurement Categories of Financial Assets and Liabilities Under IAS 39 and the New Classification and Measurement Categories Under IFRS 9 (Detail)	12 Months Ended
Dec. 31, 2018
Investments in unlisted securities [member] | Financial assets, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Available for sale - fair value
New classification and measurement under IFRS 9	Fair value through OCI
Cash and cash equivalents [member] | Financial assets, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Loans and receivables - amortised cost
New classification and measurement under IFRS 9	Financial assets at amortised cost
Marketable securities [member] | Financial assets, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Available for sale - fair value
New classification and measurement under IFRS 9	Fair value through profit or loss
Derivative financial instruments used for hedging [member] | Financial assets, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Derivatives in a hedge relationship - fair value
New classification and measurement under IFRS 9	Fair value - hedging instrument
Derivative financial instruments used for hedging [member] | Financial liabilities, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Derivatives in a hedge relationship - fair value
New classification and measurement under IFRS 9	Fair value - hedging instrument
Other derivative financial instruments [member] | Financial assets, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Held for trading - fair value
New classification and measurement under IFRS 9	Fair value through profit or loss
Other derivative financial instruments [member] | Financial liabilities, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Held for trading - fair value
New classification and measurement under IFRS 9	Fair value through profit or loss
Trade receivables [member] | Financial assets, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Loans and receivables - amortised cost
New classification and measurement under IFRS 9	Financial assets at amortised cost
Trade payables [member] | Financial liabilities, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Other liabilities - amortised cost
New classification and measurement under IFRS 9	Other financial liabilities - amortised cost
Liability to purchase own shares [member] | Financial liabilities, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Other liabilities - amortised cost
New classification and measurement under IFRS 9	Other financial liabilities - amortised cost
Bank loans and overdrafts [member] | Financial liabilities, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Other liabilities - amortised cost
New classification and measurement under IFRS 9	Other financial liabilities - amortised cost
Finance lease liabilities [member] | Financial liabilities, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Other liabilities - amortised cost
New classification and measurement under IFRS 9	Other financial liabilities - amortised cost
Bonds [member] | Financial liabilities, class [member]
Disclosure of aanalysis of financial assets and liabilities [line items]
Original classification and measurement under IAS 39	Other liabilities - amortised cost
New classification and measurement under IFRS 9	Other financial liabilities - amortised cost